Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of Major Components of Income Tax Expense

(CHF in millions)	2024	2023	2022

Current income taxes	74.0	35.7	38.7
Deferred income taxes	(36.6)	(46.2)	(18.6)
Income tax expense (benefit)	37.4	(10.5)	20.2

Disclosure of Tax Rate Reconciliation
The income taxes reflected in the financial statements and the amount calculated at the expected tax rate (starting with On Holding AG's statutory corporate income tax rate in Switzerland) reconcile as follows:

(CHF in millions)	2024		2023		2022

Income before taxes		279.6		69.1		77.9
Expected tax rate / tax expense	19.6%	54.8	19.7%	13.6	19.7%	15.3
Income taxed at different tax rate(1)(2)	0.5%	1.4	(1.8)%	(1.3)	2.0%	1.5
Non-deductible expenses	3.1%	8.8	10.3%	7.1	9.2%	7.2
Non-taxable income and tax incentives	(4.0)%	(11.1)	(22.4)%	(15.5)	(9.5)%	(7.4)
Effects of (de-)recognition of tax losses	(0.2)%	(0.6)	(2.4)%	(1.7)	2.9%	2.2
Effects of tax rate changes (1)(2)	(0.1)%	(0.2)	0.7%	0.5	—%	—
Prior year adjustments (1)(3)	(0.9)%	(2.6)	(20.5)%	(14.2)	1.9%	1.5
Other effects(1)(3)	(4.7)%	(13.3)	1.3%	0.9	(0.3)%	(0.2)
Effective tax rate / income tax expense (benefit)	13.4%	37.4	(15.1)%	(10.5)	25.9%	20.2
(1) The Company reclassified prior year comparative amounts to conform with current year presentation in the table above. This change in presentation did not have any impact on the Company's results of operations, financial condition, or any other financial statements.
(2) Prior year line item "local actual tax rate different to On's" has been broken out into the two line items ”Income taxed at different tax rate” and “Effects of tax rate changes.”
(3) Prior year line item "Prior year adjustments and other items, net" has been broken out into the two line items "Prior year adjustments” and “Other effects.” Other effects impact in 2024 is due to deferred income tax impacts on elimination of intercompany profits in inventory.
Disclosure of Deferred Tax Assets and Liabilities
Change of net deferred tax assets and liabilities:

(CHF in millions)	2024	2023

Net amount at January 1	59.1	13.9
thereof deferred tax assets	69.5	31.7
thereof deferred tax liabilities	(10.5)	(17.9)
Taxes charged
to income statement	36.6	46.2
to other comprehensive income	0.1	0.7
Exchange differences	1.3	(1.6)
Net amount at December 31	97.1	59.1
thereof deferred tax assets	107.8	69.5
thereof deferred tax liabilities	(10.8)	(10.5)
Deferred tax assets and liabilities relate to the following items:

	12/31/24					12/31/23
(CHF in millions)	Assets	Liabilities	Net amount	Assets	Liabilities	Net amount

Inventories	81.5	(9.9)	71.6	50.1	(8.0)	42.0
Property, plant and equipment	0.3	(6.2)	(5.9)	0.1	(0.1)	0.1
Right-of-use assets	—	(50.6)	(50.6)	—	(6.2)	(6.2)
Intangible assets	—	(2.9)	(2.9)	—	(3.0)	(3.0)
Other current financial liabilities	46.7	—	46.7	1.1	(0.1)	1.0
Other current operating liabilities	17.2	(0.7)	16.5	17.2	(2.6)	14.6
Other non-current financial liabilities	12.8	—	12.8	6.2	—	6.2
Tax loss and tax credit carryforwards	4.6	—	4.6	3.6	—	3.6
Other assets and liabilities(1)(2)	5.3	(1.2)	4.1	1.7	(1.0)	0.7
Deferred tax assets (liabilities)	168.5	(71.4)	97.1	80.0	(21.0)	59.1
Offsetting	(60.6)	60.6	—	(10.5)	10.5	—
Deferred tax assets (liabilities) on balance sheet	107.8	(10.8)	97.1	69.5	(10.5)	59.1
(1) The Company reclassified prior year comparative amounts to conform with current year presentation in the table above. This change in presentation did not have an impact on the Company’s results of operations, financial condition, or any of the other financial statements.
(2) Prior year line items "Trade receivables," "Other current assets," "Current provisions," "Employee benefit obligations" and "Non-current provisions" were condensed into new line item "Other assets and liabilities."